Commitments and Contingencies - Contractual Obligations (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Lease commitments
2018	$ 52,005
2019	(8,262)
2020	(8,185)
2021	(8,113)
2022	(8,296)
2023 and thereafter	(61,491)
Total	(42,342)
Future, minimum, non-cancellable charter revenue (1)
Lease commitments
2018	62,751
2019	0
2020	0
2021	0
2022	0
2023 and thereafter	0
Total	62,751
Future, minimum, charter-in hire payments (2)
Lease commitments
2018	(3,486)
2019	0
2020	0
2021	0
2022	0
2023 and thereafter	0
Total	(3,486)
Office rent
Lease commitments
2018	(353)
2019	(279)
2020	(274)
2021	(276)
2022	(281)
2023 and thereafter	(288)
Total	(1,751)
Bareboat commitments charter hire (3)
Lease commitments
2018	(6,907)
2019	(7,983)
2020	(7,911)
2021	(7,837)
2022	(8,015)
2023 and thereafter	(61,203)
Total	$ (99,856)